Debt Schedule of Interest Expense On Liability Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Amortization of the discount on the liability component	$ 5,336	$ 10,099	$ 9,673
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Contractual interest coupon	3,420	5,590	5,839
Amortization of the discount on the liability component	5,336	10,099	9,673
Total interest expense on convertible notes	$ 8,756	$ 15,689	$ 15,512